Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	¥ 3,512,562		¥ 3,295,922
Credit derivative (asset) liability at estimated fair value	67,205	[1]	3,976	[1]
Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	918,267		984,339
Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,235,633		2,130,916
Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	358,662		180,667
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,718,016		2,628,857
Credit derivative (asset) liability at estimated fair value	57,687	[1]	6,575	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	835,871		866,423
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,713,799		1,630,005
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	168,346		132,429
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,430,298	[2]	2,366,460	[2]
Credit derivative (asset) liability at estimated fair value	38,576	[1],[2]	2,389	[1],[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	693,523	[2]	738,815	[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,579,857	[2]	1,496,719	[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	156,918	[2]	130,926	[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	273,088		236,315
Credit derivative (asset) liability at estimated fair value	19,146	[1]	4,205	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	133,174		111,916
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	128,486		122,896
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	11,428		1,503
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	14,630		26,082
Credit derivative (asset) liability at estimated fair value	(35)	[1]	(19)	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	9,174		15,692
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	5,456		10,390
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	794,546		667,065
Credit derivative (asset) liability at estimated fair value	9,518	[1]	(2,599)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	82,396		117,916
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	521,834		500,911
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	190,316		48,238
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	289,808		224,676
Credit derivative (asset) liability at estimated fair value	4,010	[1]	749	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	54,634		60,366
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	63,858		120,072
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	171,316		44,238
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	252,135	[2]	180,499	[2]
Credit derivative (asset) liability at estimated fair value	4,043	[1],[2]	772	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	17,901	[2]	17,129	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	62,918	[2]	119,132	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	171,316	[2]	44,238	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	30,611		36,353
Credit derivative (asset) liability at estimated fair value	(10)	[1]	45	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	29,671		35,413
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	940		940
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	7,062		7,824
Credit derivative (asset) liability at estimated fair value	(23)	[1]	(68)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	7,062		7,824
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	504,738		442,389
Credit derivative (asset) liability at estimated fair value	5,508	[1]	(3,348)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	27,762		57,550
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	457,976		380,839
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	19,000		4,000
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	477,026	[2]	414,106	[2]
Credit derivative (asset) liability at estimated fair value	4,634	[1],[2]	(4,025)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	25,599	[2]	51,600	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	432,427	[2]	358,506	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	19,000	[2]	4,000	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	14,216		16,032
Credit derivative (asset) liability at estimated fair value	51	[1]	(161)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,163		5,950
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	12,053		10,082
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	13,496		12,251
Credit derivative (asset) liability at estimated fair value	823	[1]	838	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	13,496		12,251
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	27,763	[3]	41,106	[3]
Credit derivative (asset) liability at estimated fair value	(26,308)	[1],[3]	(32,514)	[1],[3]
Credit-Linked Notes [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	22,500	[3]	15,000	[3]
Credit-Linked Notes [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,242	[3]	12,109	[3]
Credit-Linked Notes [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	¥ 4,021	[3]	¥ 13,997	[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.